CAPITAL STOCK	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
CAPITAL STOCK

10.	CAPITAL STOCK

Common Stock Outstanding

	2013	2012	2011
Balance, beginning of year	391,640,770	384,117,643	382,391,742
Shares issued for stock-based compensation plans:
Treasury shares issued	25,214	60,767	144,313
Common shares issued	929,596	1,189,693	1,581,588
Common shares issued for conversion of preferred shares	14,399,247	—	—
Treasury shares acquired	(11,221,919)	—	—
Cordillera consideration (Note 2)	—	6,272,667	—

Balance, end of year	395,772,908	391,640,770	384,117,643

Net Income per Common Share

A reconciliation of the components of basic and diluted net income per common share for the years ended December 31, 2013, 2012, and 2011 is presented in the table below.

	2013			2012			2011
	Income	Shares	Per Share	Income	Shares	Per Share	Income	Shares	Per Share
	(In millions, except per share amounts)
Basic:
Income from continuing operations	$2,380	395	$6.02	$1,911	389	$4.91	$4,496	384	$11.72
Income (loss) from discontinued operations	(192)	395	(0.49)	14	389	0.04	12	384	0.03

Income attributable to common stock	$2,188	395	$5.53	$1,925	389	$4.95	$4,508	384	$11.75

Effect of Dilutive Securities:
Mandatory Convertible Preferred Stock	$44	9		$—	—		$76	14
Stock options and other	—	2		—	2		—	2

Diluted:
Income from continuing operations	$2,424	406	$5.97	$1,911	391	$4.89	$4,572	400	$11.44
Income (loss) from discontinued operations	(192)	406	(0.47)	14	391	0.03	12	400	0.03

Income attributable to common stock	$2,232	406	$5.50	$1,925	391	$4.92	$4,584	400	$11.47

The diluted EPS calculation excludes options and restricted shares that were anti-dilutive totaling 4.9 million, 4.4 million, and 2.5 million for the years ended December 31, 2013, 2012, and 2011, respectively. For the year ended December 31, 2012, 14.3 million shares related to the assumed conversion of the Mandatory Convertible Preferred Stock were also anti-dilutive.

Stock Repurchase Program

In May 2013, Apache’s Board of Directors authorized the purchase of up to 30 million shares of the Company’s common stock, valued at approximately $2 billion when first announced. Shares may be purchased either in the open market or through privately held negotiated transactions. The Company initiated the buyback program on June 10, 2013, with the repurchase of 2,924,271 shares at an average price of $85.47 during the month of June. During the fourth quarter of 2013, 8,297,648 shares were repurchased at an average price of $90.08. An additional 2,393,917 shares were purchased subsequent to December 31, 2013 through the date of the filing of the Previously Filed Annual Report at an average cost of $84.67. The Company anticipates that further purchases will primarily be made with proceeds from asset dispositions, but the Company is not obligated to acquire any specific number of shares.

Common Stock Dividend

The Company paid common stock dividends of $0.77 per share in 2013, $0.66 per share in 2012, and $0.60 per share in 2011.

Stock Compensation Plans

The Company has several stock-based compensation plans, which include stock options, stock appreciation rights, restricted stock, and conditional restricted stock unit plans. On May 5, 2011, the Company’s shareholders approved the 2011 Omnibus Equity Compensation Plan (the 2011 Plan), which is intended to provide eligible employees with equity-based incentives. The 2011 Plan provides for the granting of Incentive Stock Options, Non-Qualified Stock Options, Performance Awards, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, or any combination of the foregoing. A total of 27.3 million shares were authorized and available for grant under the 2011 Plan as of December 31, 2013. Previously approved plans remain in effect solely for the purpose of governing grants still outstanding that were issued prior to approval of the 2011 Plan. All new grants are issued from the 2011 Plan.

For 2013, 2012, and 2011, stock-based compensation expensed was $136 million, $167 million, and $113 million ($94 million, $119 million, and $73 million after tax), respectively. Costs related to the plans are capitalized or expensed based on the nature of each employee’s activities. A description of the Company’s stock-based compensation plans and related costs follows:

	2013	2012	2011
	(In millions)
Stock-based compensation expensed:
General and administrative	$89	$104	$69
Lease operating expenses	47	63	44
Stock-based compensation capitalized	55	67	42

	$191	$234	$155

Stock Options

As of December 31, 2013, officers and employees held options to purchase shares of the Company’s common stock under one or more of the employee stock option plans adopted in 2000 and 2005 (collectively, the Stock Option Plans), as well as the 2007 Omnibus Equity Compensation Plan (the 2007 Plan), and the 2011 Plan discussed above (together, the Omnibus Plans). New shares of Company stock will be issued for employee stock option exercises; however, under the 2000 Stock Option Plan, shares of treasury stock are used for employee stock option exercises to the extent treasury stock is held. Under the Stock Option Plans and the Omnibus Plans, the exercise price of each option equals the closing price of Apache’s common stock on the date of grant. Options generally become exercisable ratably over a four-year period and expire 10 years after granted. The Omnibus Plans and all of the Stock Option Plans, except for the 2000 Stock Option Plan, were submitted to and approved by the Company’s shareholders.

A summary of stock options issued and outstanding under the Stock Option Plans and the Omnibus Plans is presented in the table and narrative below:

	2013
	Shares Under Option	Weighted Average Exercise Price
	(In thousands)
Outstanding, beginning of year	7,573	$90.47
Granted	819	80.89
Exercised	(327)	72.55
Forfeited or expired	(502)	97.88

Outstanding, end of year(1)	7,563	89.71

Expected to vest(1)	2,370	92.50

Exercisable, end of year(1)	4,678	88.53

Weighted average fair value of options granted during the year	$23.18

(1)	As of December 31, 2013, the weighted average remaining contractual life for options outstanding, expected to vest, and exercisable is 6.1 years, 8.2 years, and 4.7 years, respectively. The aggregate intrinsic value of options outstanding, expected to vest, and exercisable at year-end was $43 million, $7 million, and $34 million, respectively. The weighted-average grant-date fair value of options granted during the years 2013, 2012, and 2011 was $23.18, $26.41, and $42.20, respectively.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. Assumptions used in the valuation are disclosed in the following table. Expected volatilities are based on historical volatility of the Company’s common stock and other factors. The expected dividend yield is based on historical yields on the date of grant. The expected term of stock options granted represents the period of time that the stock options are expected to be outstanding and is derived from historical exercise behavior, current trends, and values derived from lattice-based models. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant.

	2013	2012	2011
Expected volatility	33.60%	34.94%	34.47%
Expected dividend yields	0.99%	0.82%	0.47%
Expected term (in years)	5.5	5.5	5.5
Risk-free rate	0.79%	0.78%	1.95%

The intrinsic value of options exercised during 2013, 2012, and 2011 was approximately $4 million, $12 million and $50 million, respectively. The cash received from exercise of options during 2013 was approximately $24 million. The Company realized an additional tax benefit of approximately $1.5 million for the amount of intrinsic value in excess of compensation cost recognized in 2013. As of December 31, 2013, the total compensation cost related to non-vested options not yet recognized was $60 million, which will be recognized over the remaining vesting period of the options.

Stock Appreciation Rights

For some non-executive employees, the Company issued stock appreciation rights (SARs) in lieu of stock options. The SARs vest ratably over four years and are settled in cash upon exercise throughout their ten-year life. In 2012, the Company issued 180,555 SARs with a weighted-average exercise price of $82.63 under the 2011 Omnibus Plan. As of December 31, 2013, a total of 316,127 SARs were outstanding, of which 201,552 were exercisable. Since SARs are cash-settled, the Company records compensation expense based on the fair value of the SARs at the end of each period. As of year-end, the weighted-average fair value of SARs outstanding was $33.41 based on the Black-Scholes valuation methodology using assumptions comparable to those discussed above. During 2013, 237,288 SARs were exercised. The aggregate of cash payments made to settle SARs was $11 million.

Restricted Stock and Restricted Stock Units

The Company has restricted stock and restricted stock unit plans for eligible employees including officers. The programs created under the Omnibus Plans have been approved by Apache’s Board of Directors. In 2013, the Company awarded 3,098,029 restricted stock units at a weighted-average per-share market price of $82.95. In 2012 and 2011, the Company awarded 1,219,886 and 887,851 restricted stock units at a weighted-average per-share market price of $85.67 and $124.16, respectively. The value of the stock issued was established by the market price on the date of grant and is being recorded as compensation expense ratably over the vesting terms. During 2013, 2012, and 2011, $82 million ($53 million after tax), $74 million ($48 million after tax), and $76 million ($49 million after tax), respectively, was charged to expense. In 2013, 2012, and 2011, $30 million, $25 million, and $28 million was capitalized, respectively. As of December 31, 2013, there was $242 million of total unrecognized compensation cost related to 3,952,539 unvested restricted stock units. The weighted-average remaining life of unvested restricted stock units is approximately 1.3 years.

The fair value of the awards vested during 2013, 2012 and 2011 was approximately $88 million, $114 million, and $85 million, respectively. A summary of restricted stock activity for the year ended December 31, 2013, is presented below.

	Shares	Weighted- Average Grant- Date Fair Value
	(In thousands)
Non-vested at January 1, 2013	2,164	$97.34
Granted	3,098	82.95
Vested	(907)	96.79
Forfeited	(402)	88.61

Non-vested at December 31, 2013	3,953	86.70

Conditional Restricted Stock Units

To provide long-term incentives for Apache employees to deliver competitive returns to the Company’s stockholders, the Company has granted conditional restricted stock units to eligible employees. The ultimate number of shares awarded from these conditional restricted stock units is based upon measurement of total shareholder return of Apache common stock as compared to a designated peer group during a three-year performance period. Should any restricted stock units be awarded at the end of the three-year performance period, 50 percent of restricted stock units awarded will immediately vest, and an additional 25 percent will vest on succeeding anniversaries of the end of the performance period. Grants from two conditional restricted stock unit programs were outstanding at December 31, 2013, as described below:

•	In November 2010 the Company’s Board of Directors approved the 2011 Performance Program, pursuant to the 2007 Plan. In January 2011 eligible employees received initial conditional restricted stock unit awards totaling 585,811 units. Based on measurement of total shareholder return relative to the designated peer group at December 31, 2013, zero shares were awarded and all unvested conditional restricted stock units were cancelled. Upon cancellation, all remaining unamortized expense related to these awards was immediately amortized.

•	In January 2012 the Company’s Board of Directors approved the 2012 Performance Program, pursuant to the 2011 Plan. In January 2012 eligible employees received initial conditional restricted stock unit awards totaling 851,985 units. A total of 710,686 units were outstanding at December 31, 2013, from which a minimum of zero and a maximum of 1,776,715 units could be awarded.

•	In January 2013 the Company’s Board of Directors approved the 2013 Performance Program, pursuant to the 2011 Plan. In January 2013 eligible employees received initial conditional restricted stock unit awards totaling 1,232,176 units. In May 2013, the Company’s Board of Directors cancelled 918,016 awards under the 2013 Performance Program for nonexecutive employees. A total of 310,091 awards were outstanding at December 31, 2013, from which a minimum of zero and a maximum of 775,228 units could be awarded.

The fair value cost of the awards was estimated on the date of grant and is being recorded as compensation expense ratably over the vesting terms. During 2013, 2012, and 2011, $27 million ($17 million after tax), $47 million ($31 million after tax), and $12 million ($8 million after tax), respectively, was charged to expense. During 2013, 2012, and 2011, $13 million, $21 million, and $5 million was capitalized, respectively. As of December 31, 2013, there was $47 million of total unrecognized compensation cost related to 1,020,777 unvested conditional restricted stock units. The weighted-average remaining life of the unvested conditional restricted stock units is approximately 2.1 years.

	Shares	Weighted- Average Grant- Date Fair Value(1)
	(In thousands)
Non-vested at January 1, 2013	1,306	$78.40
Granted	1,232	79.60
Vested	—	79.49
Cancelled	(1,369)	83.34
Forfeited	(149)	78.09

Non-vested at December 31, 2013	1,020	73.73

(1)	The fair value of each conditional restricted stock unit award is estimated as of the date of grant using a Monte Carlo simulation with the following assumptions used for all grants made under the plan: (i) a three-year continuous risk-free interest rate; (ii) a constant volatility assumption based on the historical realized stock price volatility of the Company and the designated peer group; and (iii) the historical stock prices and expected dividends of the common stock of the Company and its designated peer group.

Preferred Stock

The Company has 10,000,000 shares of no par preferred stock authorized, of which 25,000 shares have been designated as Series A Junior Participating Preferred Stock (the Series A Preferred Stock). The Company’s 6.00 percent Mandatory Convertible Preferred Stock, Series D (the Series D Preferred Stock) were converted to Apache common shares in August 2013.

Series A Preferred Stock

In December 1995, the Company declared a dividend of one right (a Right) for each 2.31 shares (adjusted for subsequent stock dividends and a two-for-one stock split) of Apache common stock outstanding on January 31, 1996. Each full Right entitles the registered holder to purchase from the Company one ten-thousandth (1/10,000) of a share of Series A Preferred Stock at a price of $100 per one ten-thousandth of a share, subject to adjustment. The Rights are exercisable 10 calendar days following a public announcement that certain persons or groups have acquired 20 percent or more of the outstanding shares of Apache common stock or 10 business days following commencement of an offer for 30 percent or more of the outstanding shares of Apache’s outstanding common stock (flip-in event); each Right will become exercisable for shares of Apache’s common stock at 50 percent of the then-market price of the common stock. If a 20-percent shareholder of Apache acquires Apache, by merger or otherwise, in a transaction where Apache does not survive or in which Apache’s common stock is changed or exchanged (flip-over event), the Rights become exercisable for shares of the common stock of the Company acquiring Apache at 50 percent of the then-market price for Apache common stock. Any Rights that are or were beneficially owned by a person who has acquired 20 percent or more of the outstanding shares of Apache common stock and who engages in certain transactions or realizes the benefits of certain transactions with the Company will become void. If an offer to acquire all of the Company’s outstanding shares of common stock is determined to be fair by Apache’s board of directors, the transaction will not trigger a flip-in event or a flip-over event. The Company may also redeem the Rights at $.01 per Right at any time until 10 business days after public announcement of a flip-in event. These Rights were originally scheduled to expire on January 31, 2006. Effective as of that date, the Rights were reset to one right per share of common stock and the expiration was extended to January 31, 2016.

On February 5, 2014, the Company’s Board of Directors voted to terminate the Company’s stockholder rights plan. As a result of this decision, the Board approved an amendment to the Rights Agreement that will have the effect of terminating the Rights. The amendment when fully executed will change the expiration date to March 7, 2014 and, thereby, accelerate the expiration of the Rights. The Company expects that the amendment will be fully executed on March 7, 2014.

Series D Preferred Stock

On July 28, 2010, Apache issued 25.3 million depositary shares, each representing a 1/20th interest in a share of Apache’s 6.00-percent Mandatory Convertible Preferred Stock, Series D (Preferred Share), or 1.265 million Preferred Shares. Upon conversion of the outstanding Preferred Shares on August 1, 2013, 14.4 million Apache common shares were issued.